RATE-REGULATED BUSINESSES	12 Months Ended
Dec. 31, 2014
Regulated Operations [Abstract]
RATE-REGULATED BUSINESSES
RATE-REGULATED BUSINESSES
TransCanada's businesses that apply RRA currently include Canadian, U.S. and Mexican natural gas pipelines, regulated U.S. natural gas storage and certain Canadian liquids pipelines currently under development. Regulatory assets and liabilities represent future revenues that are expected to be recovered from or refunded to customers based on decisions and approvals by the applicable regulatory authorities.
Canadian Regulated Operations
The Canadian Mainline, NGTL System, Foothills and TQM pipelines are regulated by the NEB under the National Energy Board Act (Canada). The NEB regulates the construction and operation of facilities, and the terms and conditions of services, including rates, for the Company's Canadian regulated natural gas transmission systems.
TransCanada's Canadian natural gas transmission services are supplied under natural gas transportation tariffs that provide for cost recovery, including return of and return on capital as approved by the NEB. Rates charged for these services are typically set through a process that involves filing an application with the regulator wherein forecasted operating costs, including a return of and on capital, determine the revenue requirement for the upcoming year or multiple years. To the extent that actual costs and revenues are more or less than the forecasted costs and revenues, the regulators generally allow the difference to be deferred to a future period and recovered or refunded in rates at that time. Differences between actual and forecasted costs that the regulator does not allow to be deferred are included in the determination of net income in the year they occur.
Canadian Mainline
On November 28, 2014, the NEB released its decision on TransCanada's 2015-2030 Tolls Application (the NEB 2014 Decision). The NEB 2014 Decision acknowledged that an off-ramp had been reached on the NEB 2013 Decision (discussed below) and approved fixed tolls for 2015 to 2020 as well as certain parameters for a toll setting methodology to 2030. Features of the settlement reached with shippers as approved in the NEB 2014 Decision include an ROE of 10.1 per cent on a deemed common equity of 40 per cent, an incentive mechanism that has both upside and downside risk and a $20 million after-tax annual TransCanada contribution to reduce the revenue requirement. Toll stabilization is achieved through the continued use of deferral accounts, namely the Long Term Adjustment Account (LTAA) and the Bridging Amortization Account, to capture the surplus or the shortfall between the Company's revenues and cost of service for each year over the six-year fixed toll term of the NEB 2014 Decision. TransCanada is required to file a compliance filing with the NEB in first quarter 2015 and a toll review for the 2018 to 2020 period prior to December 31, 2017.
In March 2013, TransCanada received a decision from the NEB which set tolls for 2013 through 2017 at competitive levels, fixing tolls for some services and providing unlimited pricing discretion for others (the NEB 2013 Decision). The decision established an ROE of 11.5 per cent on a deemed common equity of 40 per cent and included mechanisms to achieve the fixed tolls through the use of a LTAA as well as the establishment of a Tolls Stabilization Account (TSA) to capture the surplus or the shortfall between our revenues and our cost of service for each year over the five-year term of the decision. In addition, the decision provided an opportunity to generate incentive earnings by increasing revenues and reducing costs. The NEB also identified certain circumstances that would require a new tolls application prior to the end of the five-year term. One of those circumstances occurred in 2013 when the TSA balance became positive. In December 2013, TransCanada filed the 2015-2030 Tolls Application with the NEB that addressed tolls moving forward including tolls for 2014.
The Canadian Mainline's 2012 results reflect an ROE of 8.08 per cent on a deemed common equity of 40 per cent and excluded incentive earnings.
NGTL System
In November 2013, the NEB approved the NGTL System’s 2013-2014 Revenue Requirement Settlement Application. This settlement is structured similar to the previous multi-year settlement with fixed annual operating, maintenance and administration (OM&A) costs and a 10.1 per cent ROE on a deemed common equity of 40 per cent. Any variance between fixed OM&A costs in the settlement and actual costs accrue to TransCanada. The Settlement also establishes an increase in the composite depreciation rates to 3.05 per cent in 2013 and 3.12 per cent in 2014.
The NGTL System's 2012 results reflected a 9.70 per cent ROE on a deemed common equity of 40 per cent and fixed certain annual OM&A costs. Any variances between actual costs and those agreed to in the settlement then in effect accrued to TransCanada. All other costs were treated on a flow-through basis.
Energy East
Energy East is currently in the development stage, awaiting regulatory approval from the NEB. Tolls will be designed to provide for cost recovery including return of and on capital as approved by the NEB.
Other Canadian Pipelines
The Foothills operating model for 2012 through 2014 provides for recovery of all revenue requirement components on a flow-through basis. TQM operates under a model consisting of fixed and flow-through revenue requirement components for 2012 through 2016. Any variances between actual costs and those included in the fixed component accrue to TQM.

U.S. Regulated Operations
TransCanada's U.S. natural gas pipelines are "natural gas companies" operating under the provisions of the Natural Gas Act of 1938, the Natural Gas Policy Act of 1978 (NGA) and the Energy Policy Act of 2005, and are subject to the jurisdiction of the FERC. The NGA grants the FERC authority over the construction and operation of pipelines and related facilities. The FERC also has authority to regulate rates for natural gas transportation in interstate commerce. The Company's significant regulated U.S. natural gas pipelines are described below.
ANR
ANR's natural gas transportation and storage services are provided under tariffs regulated by the FERC. These tariffs include maximum and minimum rates for services and allow ANR to discount or negotiate rates on a non-discriminatory basis. ANR Pipeline Company rates were established pursuant to a settlement approved by the FERC that was effective for all periods presented, beginning in 1997. ANR Pipeline Company is not required to conduct a review of currently effective rates with the FERC at any time in the future, but is not prohibited from filing for new rates if necessary.
ANR Storage Company rates were established pursuant to a settlement approved by the FERC in August 2012. ANR Storage Company is required to file a NGA Section 4 general rate case no later than July 1, 2016.
TC Offshore LLC, another ANR-related regulated entity, began operating under FERC approved tariff rates on November 1, 2012. TC Offshore LLC is required to file a cost and revenue study to justify its existing approved cost-based rates after its first three years of operation.
Great Lakes
Great Lakes is regulated by the FERC and operates in accordance with a FERC-approved tariff that establishes maximum and minimum rates for its various services and permits Great Lakes to discount or negotiate rates on a non-discriminatory basis. Great Lakes operated under a July 2010 FERC approved rate settlement through October 2013. Effective November 1, 2013, Great Lakes operates under rates established pursuant to a settlement approved by the FERC in November 2013. The settlement provides for a moratorium between November 2013 and March 2015 during which Great Lakes and the settling parties are prohibited from taking certain actions under the NGA, including filing to adjust rates. Great Lakes is required to file for new rates to be effective no later than January 2018.
Other U.S. Pipelines
GTN and Bison are regulated by the FERC and operate in accordance with FERC-approved tariffs that establish maximum and minimum rates for various services. Both pipelines are permitted to discount or negotiate these rates on a non-discriminatory basis. GTN’s rates were established pursuant to a settlement approved by the FERC in January 2012. GTN is required to file for new rates to be effective no later than January 2016.
Bison's rates were established pursuant to its initial certificate to construct and operate the pipeline that initiated service in January 2011. Bison filed a cost and revenue study as required by FERC to justify its existing approved cost-based rates after its first three years of operations. This study was filed by Bison on April 10, 2014 and accepted by FERC on May 20, 2014. At this time Bison is not required to conduct a review of currently effective rates with the FERC at any time in the future but is not prohibited from filing for new rates if necessary.
Mexico Regulated Operations
TransCanada's Mexican operations are regulated by the CRE and operate in accordance with CRE-approved tariffs. In 2014, TransCanada began using RRA for all natural gas pipelines in Mexico. The rates were established based on CRE approved negotiated contracts.
Regulatory Assets and Liabilities

at December 31	2014	2013	Remaining Recovery/ Settlement Period (years)
(millions of Canadian dollars)

Regulatory Assets
Deferred income taxes[1]	1,001	1,149	n/a
Operating and debt-service regulatory assets[2]	4	16	1
Pensions and other post retirement benefits[3]	236	190	n/a
Long Term Adjustment Account[4]	—	354	31
Other[5]	72	68	n/a
	1,313	1,777
Less: Current portion included in Other Current Assets (Note 5)	16	42
	1,297	1,735
Regulatory Liabilities
Foreign exchange on long-term debt[6]	42	84	1-15
Operating and debt-service regulatory liabilities[2]	21	5	1
ANR-related post-employment and retirement benefits other than pension[7]	117	104	n/a
Long Term Adjustment Account[4]	64	—	44
Other[5]	49	43	n/a
	293	236
Less: Current portion included in Accounts Payable and Other (Note 13)	30	7
	263	229

1
These regulatory assets are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets are not included in rate base and do not yield a return on investment during the recovery period.

2
Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances approved by the regulatory authority for inclusion in determining tolls for the following calendar year. Pre-tax operating results in 2014 would have been $28 million higher (2013 – $76 million higher; 2012 - $50 million lower) had these amounts not been recorded as regulatory assets and liabilities.

3
These balances represent the regulatory offset to pension plan and other post retirement obligations to the extent the amounts are expected to be collected from customers in future rates. The balances are excluded from the rate base and do not earn a return on investment. Pre-tax operating results in 2014 would have been $46 million lower (2013 – $171 million higher; 2012 - $61 million lower) had these amounts not been recorded as regulatory assets and liabilities.

4
The LTAA was established in compliance with the NEB 2013 Decision which is comprised of amounts that were deferred and recoverable in future years. The TSA, also established in the NEB 2013 Decision, includes the variances between revenue and costs. A positive balance in the TSA was realized in 2013 and 2014 and, as specified in the NEB 2013 Decision and the NEB 2014 Decision, the TSA, net of incentive earnings, was combined with the LTAA on December 31, 2013 and 2014.

5	Pre-tax operating results in 2014 would have been $2 million higher (2013 – $2 million higher; 2012 - $66 million higher) had these amounts not been recorded as regulatory assets and liabilities.

6
Foreign exchange on long-term debt of the NGTL System and Foothills represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls. In the absence of RRA, GAAP would have required the inclusion of these unrealized gains or losses in Net Income.

7
Under the terms of the settlement of ANR’s last rate settlement, ANR will be required to make refunds to its customers, pursuant to a refund plan to be approved by FERC in a future rate proceeding, of those amounts in the postretirement benefit trust fund that have not been used to pay benefits to its employees. This regulatory liability represents the difference between the amount collected in rates and the amount of postretirement benefits expense. ANR can but is not required to file for new rates. Therefore, the settlement/recovery period is not determinable. Pre-tax operating results in 2014 would have been $13 million higher (2013 – $16 million higher; 2012 - $8 million higher) had these amounts not been recorded as regulatory assets and liabilities.

Allowance for Funds Used During Construction
The total amount of AFUDC included in the Consolidated Statement of Income was $95 million in 2014, $19 million in 2013 and $15 million in 2012.